Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other receivables and prepaid expenses

Note 5 – Other receivables and prepaid expenses

Other receivables consist of the following:

	December 31, 2021	December 31, 2020

Rent and other deposits	$14,716	$10,185
Employee advances and others	8,095	605
Prepaid taxes	226,206	161,195
Prepaid consulting fee	1,136,377	27,530
Total other receivables and prepaid expenses	$1,385,394	$199,515